Equity Method Investment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment
Beginning balance			$ 5,202	$ 1,486	$ 1,486
Investment in equity method investee				2,500	4,990
Share of loss of HRT	$ (597)	$ (102)	(760)	(252)	(1,274)	$ (1,281)
Ending balance	$ 4,711		$ 4,711		5,202	1,486
HRT | Variable Interest Entity
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.90%		24.90%
Equity Method Investment
Beginning balance			$ 5,202	$ 1,486	1,486	2,767
Investment in equity method investee			0		4,990
Remeasurement gain on HRT			269
Share of loss of HRT			(760)		(1,274)	(1,281)
Ending balance	$ 4,711		$ 4,711		$ 5,202	$ 1,486